SCHEDULE OF RECONCILED CLASS A COMMON STOCK (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Contingently redeemable Class A Common Stock – Opening Balance	$ 28,750,110
Contingently redeemable Class A Common Stock - Ending Balance	19,209,844
Common Class A Subject To Redemption [Member]
Contingently redeemable Class A Common Stock – Opening Balance	28,750,110	$ 117,300,000
Redemption of Class A Common Stock, including interest	(11,335,260)
Re-measurement of carrying value to redemption value	1,794,994	2,833,869
Contingently redeemable Class A Common Stock - Ending Balance	$ 19,209,844	$ 120,133,869